Carrying Value and Estimated Fair Values for Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Indemnification assets:
Software costs reimbursement, Carrying Amount	$ 4,173	$ 6,099	$ 7,113
Expected reimbursements, Carrying Amount			351
Financial liabilities:
Senior secured term loan, Carrying Amount		484,414	313,333
Senior notes, Carrying Amount		252,347	210,500
Indemnification assets:
Software cost reimbursement, Fair Value	4,173	6,099	7,113
Expected reimbursements, Fair Value			351
Financial liabilities:
Senior secured term loan, Fair Value		497,498	317,979
Senior notes, Fair Value		275,550	213,921
New senior secured term loan A
Financial liabilities:
Senior secured term loan, Carrying Amount	295,881
Financial liabilities:
Senior secured term loan, Fair Value	292,695
New senior secured term loan B
Financial liabilities:
Senior secured term loan, Carrying Amount	393,328
Financial liabilities:
Senior secured term loan, Fair Value	$ 384,038